Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Lincoln Variable Insurance Products Trust
Prospectus Date	rr_ProspectusDate	May 01, 2024
LVIP American Century Capital Appreciation Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LVIP American Century Capital Appreciation Fund(Standard, Standard II, and Service Class)Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This fund seeks capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. This table does not reflect any variable contract expenses. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. If variable contract expenses were included, the expenses shown would be higher.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2026
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 58% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	58.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimates for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The portfolio managers look for stocks, which includes common stock and may include preferred stock or other types of stocks, of medium-sized companies they believe will increase in value over time, using an investment strategy developed by the fund’s investment advisor. In implementing this strategy, the portfolio managers make their investment decisions based primarily on their analysis of individual companies, rather than on broad economic forecasts. Management of the fund is based on the belief that securities of issuers in a growing industry can sustain above average earnings growth. Under normal market conditions, the fund’s portfolio will primarily consist of securities of companies with attractive returns on invested capital that are demonstrating business improvement. Analytical indicators helping to identify signs of business improvement may include accelerating earnings or revenue growth rates, increasing cash flows, or other indications of the relative strength of a company’s business. These techniques help the portfolio managers make decisions about buying or holding the stocks of companies they believe have favorable growth prospects and selling the stocks of companies whose characteristics no longer meet their criteria.The fund will usually purchase common stocks of companies that are medium-sized at the time of purchase, but it will purchase securities of smaller- and larger-sized companies as well.Also, although the portfolio managers intend to invest the fund’s assets primarily in U.S. securities, the fund may invest in securities of foreign companies when these securities meet the portfolio managers’ standards of selection.The portfolio managers do not intend to concentrate weight in particular sectors.
Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund's Standard Class II investment results have varied from year to year; and (b) how the average annual total returns of the Fund's Standard II and Service Classes compare with those of a broad measure of market performance.The bar chart shows performance of the Fund's Standard Class II shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information shows: (a) how the Fund's Standard Class II investment results have varied from year to year; and (b) how the average annual total returns of the Fund's Standard II and Service Classes compare with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (%)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart shows performance of the Fund's Standard Class II shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly ReturnQ2 202032.37%Lowest Quarterly ReturnQ2 2022(22.30%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for periods ended 12/31/23
LVIP American Century Capital Appreciation Fund | Market Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money.
LVIP American Century Capital Appreciation Fund | Growth Stocks Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market.
LVIP American Century Capital Appreciation Fund | Medium-Cap Company Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Medium-Cap Company Risk. Securities issued by medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to, among other things, the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources.
LVIP American Century Capital Appreciation Fund | Foreign Investments Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries.
LVIP American Century Capital Appreciation Fund | Redemption Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Redemption Risk. The Fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. The Fund could experience a loss when selling securities, particularly if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining pricing for the securities sold or when the securities the Fund wishes to sell are illiquid. Selling securities to meet such redemption requests also may increase transaction costs. To the extent that a third-party insurance company has a large position in the Fund, the Fund may experience relatively large redemptions if such insurance company reallocates its assets.
LVIP American Century Capital Appreciation Fund | Standard Class
Risk Return Abstract	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.08%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.63%
Less Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[2],[3]
Total Annual Fund Operating Expenses (After Expense Reimbursement)	rr_NetExpensesOverAssets	0.57%
1 year	rr_ExpenseExampleYear01	$ 58
3 years	rr_ExpenseExampleYear03	189
5 years	rr_ExpenseExampleYear05	339
10 years	rr_ExpenseExampleYear10	$ 775
2014	rr_AnnualReturn2014	8.14%
2015	rr_AnnualReturn2015	1.93%
2016	rr_AnnualReturn2016	3.23%
2017	rr_AnnualReturn2017	21.79%
2018	rr_AnnualReturn2018	(5.20%)
2019	rr_AnnualReturn2019	35.56%
2020	rr_AnnualReturn2020	42.46%
2021	rr_AnnualReturn2021	11.16%
2022	rr_AnnualReturn2022	(28.11%)
2023	rr_AnnualReturn2023	20.69%
1 year	rr_AverageAnnualReturnYear01	21.14%
5 years	rr_AverageAnnualReturnYear05	13.64%
10 years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	10.99%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 22, 2017
LVIP American Century Capital Appreciation Fund | Standard Class II
Risk Return Abstract	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.30%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.85%
Less Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[2],[3]
Total Annual Fund Operating Expenses (After Expense Reimbursement)	rr_NetExpensesOverAssets	0.79%
1 year	rr_ExpenseExampleYear01	$ 81
3 years	rr_ExpenseExampleYear03	259
5 years	rr_ExpenseExampleYear05	459
10 years	rr_ExpenseExampleYear10	$ 1,038
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	32.37%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.30%)
1 year	rr_AverageAnnualReturnYear01	20.69%
5 years	rr_AverageAnnualReturnYear05	13.24%
10 years	rr_AverageAnnualReturnYear10	9.36%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate
LVIP American Century Capital Appreciation Fund | Service Class
Risk Return Abstract	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.20%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.00%
Less Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[2],[3]
Total Annual Fund Operating Expenses (After Expense Reimbursement)	rr_NetExpensesOverAssets	0.94%
1 year	rr_ExpenseExampleYear01	$ 96
3 years	rr_ExpenseExampleYear03	306
5 years	rr_ExpenseExampleYear05	540
10 years	rr_ExpenseExampleYear10	$ 1,213
1 year	rr_AverageAnnualReturnYear01	20.55%
5 years	rr_AverageAnnualReturnYear05	13.09%
10 years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	9.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 25, 2014
LVIP American Century Capital Appreciation Fund | Russell Midcap® Growth Index (reflects no deductions for fees, expenses or taxes) | Standard Class
Risk Return Abstract	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	25.87%
5 years	rr_AverageAnnualReturnYear05	13.81%
10 years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	11.33%
Inception Date	rr_AverageAnnualReturnInceptionDate
LVIP American Century Capital Appreciation Fund | Russell Midcap® Growth Index (reflects no deductions for fees, expenses or taxes) | Standard Class II
Risk Return Abstract	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	25.87%
5 years	rr_AverageAnnualReturnYear05	13.81%
10 years	rr_AverageAnnualReturnYear10	10.57%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate
LVIP American Century Capital Appreciation Fund | Russell Midcap® Growth Index (reflects no deductions for fees, expenses or taxes) | Service Class
Risk Return Abstract	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	25.87%
5 years	rr_AverageAnnualReturnYear05	13.81%
10 years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	10.99%
Inception Date	rr_AverageAnnualReturnInceptionDate

[1]	Other Expenses are based on estimates for the current fiscal year.
[2]	Lincoln Financial Investments Corporation (the “Adviser”) has contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses) exceed 0.57% of the Fund’s average daily net assets for the Standard Class (and 0.79% for the Standard Class II and 0.94% for the Service Class). Any reimbursements made by the Adviser are subject to recoupment from the Fund within three years after the occurrence of the reimbursement, provided that such recoupment shall not be made if it would cause annual Fund operating expenses of a class of the Fund to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the current expense limitation in effect, if any. The agreement will continue through at least April 30, 2026 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.
[3]	The Expense Reimbursement is based on estimates for the current fiscal year.